Long-term debt (Details) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Long-term debt
Long-term debt, current	$ 1,567	$ 2,823
Long-term debt, noncurrent	21,355	21,591
Foreign
Long-term debt
US dollars, current	570	2,384
US dollars, noncurrent	2,745	2,530
Others, current	23	18
Others, noncurrent	238	217
Fixed Rate Notes - US dollar denominated, current	400
Fixed Rate Notes - US dollar denominated, noncurrent	9,831	10,242
Fixed Rate Notes - EUR denominated, noncurrent	1,009	1,003
Perpetual notes, noncurrent	78	78
Accrued charges, current	216	233
Long-term debt, current	1,209	2,635
Long-term debt, noncurrent	13,901	14,070
Brazil
Long-term debt
Accrued charges, current	178	110
Long-term debt, current	358	188
Long-term debt, noncurrent	7,454	7,521
Brazilian Reais indexed to Long-term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M), current	180	76
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and General Price Index-Market (IGP-M) noncurrent	4,937	3,891
Basket of currencies, current		1
Basket of currencies, noncurrent	4	125
Non-convertible debentures, noncurrent	2,513	2,767
US dollars denominated, current		1
US dollars denominated, noncurrent		$ 738